Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue from Contract with Customer [Abstract]
Accounts Receivable, Less Allowance	$ 2,018,768	$ 2,104,555	$ 1,230,987
Contract Assets (Current)	56,598	33,031
Contract Assets (Long-Term)	213,954	135,150
Contract Liabilities (Current)	272,857	208,909
Contract Liabilities (Long-Term)	$ 8,745	$ 8,745